UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Cardinal Capital Management, Inc.
       2626 Glenwood Avenue, Suite 380
       Raleigh, NC   27608



Form 13F File Number:  28-13067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn Andrews
Title:  President
Phone: 919-532-7500

Signature, Place, and Date of Signing:


    Glenn Andrews        Raleigh, North Carolina    January 25, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               69
                                                  -----------------------

Form 13F Information Table Value Total:             127915 (X1000)
 (x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table





FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS  SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
3M Company                      Common     88579Y101        4341     53116SH               Sole        N/A       53116
ABB Ltd                         ADR           375204         408     21690SH               Sole        N/A       21690
Agilent Technologies            Common     00846U101        1762     50439SH               Sole        N/A       50439
Apple Computer                  Common      37833100        2197      5424SH               Sole        N/A        5424
Automatic Data Processing       Common     053015103        2598     48093SH               Sole        N/A       48093
Banco Santander Central         Common     05964H105         453     60229SH               Sole        N/A       60299
Bank of Nova Scotia             Common      64149107         477      9581SH               Sole        N/A        9581
Bard CR Inc.                    Common      67383109        1951     22824SH               Sole        N/A       22824
BB&T Corporation                Common      54937107        2199     87357SH               Sole        N/A       87357
Becton Dickinson & Co           Common      75887109        2345     31386SH               Sole        N/A       31386
BHP Billiton ADR                ADR         88606108        1161     16437SH               Sole        N/A       16437
Canon ADR                       ADR        138006309         784     17792SH               Sole        N/A       17792
Carbo Ceramics                  Common     140781105        2693     21834SH               Sole        N/A       21834
Cisco Systems Inc.              Common     17275R102        2016    111521SH               Sole        N/A      111521
Coca-Cola                       Common     191216100        2609     37284SH               Sole        N/A       37284
ConocoPhillips                  Common     20825C104        2410     33068SH               Sole        N/A       33068
Costco Wholesale Corp Del       Common     22160K105        2953     35437SH               Sole        N/A       35437
Cummins Inc                     Common     231021106         354      4020SH               Sole        N/A        4020
Deere & Company                 Common     244199105        3323     42959SH               Sole        N/A       42959
Dentsply International          Common     249030107        2289     65424SH               Sole        N/A       65424
DuPont                          Common     263534107        2586     56497SH               Sole        N/A       56497
Ecolab Inc.                     Common     278865100        2427     41978SH               Sole        N/A       41978
Elbit Systems Ltd               Common     M3760D101         205      5015SH               Sole        N/A        5015
Eli Lilly                       Common     532457108        1755     42239SH               Sole        N/A       42239
ENI S P A Sponsored Adr         ADR        26874R108         589     14276SH               Sole        N/A       14276
Exxon Mobil                     Common     30231G102        5710     67365SH               Sole        N/A       67365
FedEX Corp                      Common     31428X106        1137     13620SH               Sole        N/A       13620
General Electric Co             Common     369604103        2920    163034SH               Sole        N/A      163034
General Mills                   Common     370334104        2638     65273SH               Sole        N/A       65273
Google Inc Class A              Common     38259P508        2314      3583SH               Sole        N/A        3583
Honda Motor ADR                 ADR        438128308         464     15203SH               Sole        N/A       15203
HSBC Holdings ADR               ADR        404280406         544     14275SH               Sole        N/A       14275
Idexx Laboratories              Common     45168D104        2912     37835SH               Sole        N/A       37835
Illinois Tool Works Inc         Common     452308109        2023     43311SH               Sole        N/A       43311
Intel                           Common     458140100        3456    142530SH               Sole        N/A      142530
Internatl Business Mach         Common     459200101        5010     27247SH               Sole        N/A       27247
IShares MidCap S&P 400          ETF        464287507         284      3245SH               Sole        N/A        3245
J P Morgan Chase & Co Inc       Common     46625H100        1687     50733SH               Sole        N/A       50733
Johnson & Johnson               Common     478160104        5342     81456SH               Sole        N/A       81456
Kimberly Clark                  Common     494368103        3421     46502SH               Sole        N/A       46502
Laboratory CP Amer Hldgs        Common     50540R409        2245     26118SH               Sole        N/A       26118
Lowes                           Common     548661107        2150     84731SH               Sole        N/A       84731
Makita Corp ADR                 ADR        560877300         428     13243SH               Sole        N/A       13243
McCormick & Company             Common     579780206        2453     48660SH               Sole        N/A       48660
MDU Resources Group Inc         Common     552690109        1680     78299SH               Sole        N/A       78299
Medtronic Inc.                  Common     585055106        2028     53013SH               Sole        N/A       53013
Merck & Co Inc                  Common     58933Y105        2186     57997SH               Sole        N/A       57997
Microsoft                       Common     594918104        2235     86075SH               Sole        N/A       86075
National Fuel Gas Co            Common     636180101        2007     36116SH               Sole        N/A       36116
Novartis ADR                    ADR        66987V109         931     16292SH               Sole        N/A       16292
Pepsico                         Common     713448108        1837     27683SH               Sole        N/A       27683
Potash Corp Saskatchewan        Common     73755L107         466     11285SH               Sole        N/A       11285
Proctor & Gamble                Common     742718109        3936     58996SH               Sole        N/A       58996
Royal Bank Canada PV$1          Common     780087102         475      9316SH               Sole        N/A        9316
Royal Dutch Shell PLC           Common     780259206         774     10596SH               Sole        N/A       10596
Salix Pharmaceuticals LTD       Common     795435106        2280     47653SH               Sole        N/A       47653
Sanofi Aventis Spon ADR         ADR        80105N105         917     25105SH               Sole        N/A       25105
SAP AG ADR                      ADR        803054204         494      9322SH               Sole        N/A        9322
Schlumberger Ltd                Common     609857108        2171     31784SH               Sole        N/A       31784
Telefonica SA ADR               ADR        879382208         582     33858SH               Sole        N/A       33858
Teva Pharmaceuticals            Common     881624209         840     20821SH               Sole        N/A       20821
Total SA Sponsor ADR            ADR        89151E109         427      8361SH               Sole        N/A        8361
Toyota Motor Corp. ADR          ADR        892331307         582      8802SH               Sole        N/A        8802
Unilever PLC NEW ADR            ADR        904767704        1036     30908SH               Sole        N/A       30908
Union Pacific Corp              Common     907818108         381      3600SH               Sole        N/A        3600
United Parcel Service Class B   Common     911312106        1082     14785SH               Sole        N/A       14785
Vale Sa Adr                     ADR        91912E105         332     15501SH               Sole        N/A       15501
Wal Mart Stores Inc             Common     931142103        2327     38939SH               Sole        N/A       38939
Wells Fargo & Co                Common     949746101        1882     68272SH               Sole        N/A       68272


TOTAL:  $127915 (thousands)

